CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Current Assets
Cash and cash equivalents	$ 75,839	$ 174,113
Inventory	46,345	88,957
Deferred tax assets	10,906	9,991
Prepaid tax	12,049
Due from related parties	125,658	81,039
Other receivables and deposits	49,527	45,373
Total Current Assets	320,324	399,473
Property and equipment, net	1,540,659	1,423,002
Total Assets	1,860,983	1,822,475
Current Liabilities
Accounts payable and accrued expenses	115,516	148,658
Due to related parties	733,843	678,668
Income tax payable		1,441
Other payables	6,863	52,862
Term loan payable-current portion	45,338	41,535
Total Current Liabilities	901,560	923,163
Term loan payable-long term	524,837	480,228
Total Liabilities	1,426,397	1,403,391
Equity
Preferred stock: 10,000,000 authorized; $0.00001 par value 0 and 0 shares issued and outstanding
Common stock: 500,000,000 authorized; $0.00001 par value 158,319,000 shares issued and outstanding	1,583	1,583
Additional paid-In capital	2,661,350	2,654,298
Accumulated deficit	(2,250,988)	(2,207,775)
Accumulated other comprehensive loss	(94,224)	(133,465)
Total Umatrin Holding Limited Stockholders' Equity	317,722	314,642
Non-controlling interest	116,864	104,443
Total Equity	434,586	419,084
Total Liabilities and Stockholders Equity	$ 1,860,983	$ 1,822,475